Offerings	Sep. 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants to purchase shares of Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Common Warrants
Maximum Aggregate Offering Price	$ 3,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 551.16
Offering Note	In accordance with Rule 457(g), the entire registration fee for the warrants is allocated to the shares of common stock underlying the warrants, and no separate fee is payable for the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to purchase shares of Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 120,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 18.37
Offering Note	(1) In accordance with Rule 457(g), the entire registration fee for the warrants is allocated to the shares of common stock underlying the warrants, and no separate fee is payable for the warrants. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act""), based on the maximum aggregate offering price. Includes the offering price attributable to additional shares of common stock that the underwriter has the option to purchase to cover over-allotments, if any. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.The Registrant previously registered an aggregate of $30,600,000 of its securities on the Prior Registration Statement, for which the Registrant previously paid a filing fee of $4,684.86. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $3,720,000 is hereby registered.